FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial liabilities	$ 8,892
Derivative financial liabilities	62	$ 7
Non-derivative, Contractual cash flows	12,101
Foreign exchange derivative contracts [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative financial liabilities	10
Derivative, Contractual cash flows	10
Natural gas derivative contracts [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative financial liabilities	80
Derivative, Contractual cash flows	80
Short-term debt [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial liabilities	867
Non-derivative, Contractual cash flows	867
Accounts payable [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial liabilities	3,495
Non-derivative, Contractual cash flows	3,495
Current portion of long-term debt [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial liabilities	11
Non-derivative, Contractual cash flows	11
Long-term debt [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial liabilities	4,397
Non-derivative, Contractual cash flows	7,606
Other liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial liabilities	32
Non-derivative, Contractual cash flows	32
Less than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	4,654
Less than one year [member] | Foreign exchange derivative contracts [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative, Contractual cash flows	10
Less than one year [member] | Natural gas derivative contracts [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative, Contractual cash flows	52
Less than one year [member] | Short-term debt [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	867
Less than one year [member] | Accounts payable [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	3,495
Less than one year [member] | Current portion of long-term debt [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	11
Less than one year [member] | Long-term debt [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	219
Less than one year [member] | Other liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	0
One to three years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	915
One to three years [member] | Foreign exchange derivative contracts [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative, Contractual cash flows	0
One to three years [member] | Natural gas derivative contracts [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative, Contractual cash flows	28
One to three years [member] | Short-term debt [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	0
One to three years [member] | Accounts payable [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	0
One to three years [member] | Current portion of long-term debt [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	0
One to three years [member] | Long-term debt [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	868
One to three years [member] | Other liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	19
Four to five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	867
Four to five years [member] | Foreign exchange derivative contracts [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative, Contractual cash flows	0
Four to five years [member] | Natural gas derivative contracts [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative, Contractual cash flows	0
Four to five years [member] | Short-term debt [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	0
Four to five years [member] | Accounts payable [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	0
Four to five years [member] | Current portion of long-term debt [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	0
Four to five years [member] | Long-term debt [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	862
Four to five years [member] | Other liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	5
More than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	5,665
More than five years [member] | Foreign exchange derivative contracts [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative, Contractual cash flows	0
More than five years [member] | Natural gas derivative contracts [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative, Contractual cash flows	0
More than five years [member] | Short-term debt [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	0
More than five years [member] | Accounts payable [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	0
More than five years [member] | Current portion of long-term debt [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	0
More than five years [member] | Long-term debt [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	5,657
More than five years [member] | Other liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative, Contractual cash flows	$ 8